Subsequent events	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Subsequent events

27.Subsequent events

27.1.       ARSESP Resolution No. 1,111

On January 13, 2021, ARSESP published Resolution No. 1,111, which updated the tariff tables to be applied and the tariff for the use of the distribution system to be applied in the free market by the piped gas distribution concessionaire, revoking Resolution No.1,065 of November 26, 2020.

27.2.        Settlement of Promissory Notes at indirect subsidiary Comgás

On January 5, 2021, the subsidiary Comgás released and approved the payment of principal, interest and premiums on the 4th issue, 5th issue and 6th issue of promissory notes in the amount of R$1,125,092 based on December 31, 2020. The payment was made on January 6, 2021.

27.3.        Corporate reorganization

On January 22, 2021, the Extraordinary Shareholders’ Meeting approved the corporate reorganization as detailed in Note 3.

27.4.        Rumo’s debentures issuance

On February 3, 2021, Rumo completed its fifteenth issuance of simple, nonconvertible, unsecured debentures, in a total amount of R$1,200,000.

27.5.        Share Buyback Program

On February 5, 2021, the Board of Directors approved a new share buyback program for the common shares issued by the Cosan S.A. The maximum number of shares that can be repurchased within the period to 18 months is 10,000,000 shares.

27.6.        Acquisition of Biosev S.A. by Raízen

On February 8, 2021, Raízen entered into an acquisition agreement with Biosev S.A., or “Biosev,” and Hédera Investimentos e Participações S.A., or “Hédera,” in its capacity as the controlling shareholder of Biosev, among other parties, pursuant to which Raízen has agreed, on the terms and subject to the conditions set forth therein, to acquire up to 100% of the equity of Biosev. The acquisition will involve an exchange of shares, with Raízen issuing preferred shares amount to 3.5% of its share capital and also paid an amount of R$3,600,000 in cash to refinance part of Hédera’s debt. There will also be an issuance of redeemable shares equivalent to 1.49% of Raízen’s share capital at a symbolic value. On March 1, 2021, the Brazilian Antitrust Authority (Conselho Administrativo de Defesa Econômica), or “CADE,” approved the transaction. The consummation of the acquisition is subject to the satisfaction of certain conditions precedent set forth in the acquisition agreement.

27.7.        Dividends proposed by Compass Gás e Energia

On February 9, 2021, the Board of Directors of the subsidiary Compass Gás e Energia approved the distribution of interim dividends in the amount of R$ 200,000. Payment is due by February 28, 2021.

27.8.        Ordinary general meeting of Cosan S.A.

On April 30, 2021 at Cosan S.A. ordinary general meeting, the shareholders approved a share split at a ratio of one to four, whereby 468,517,733 common shares were split into 1,874,070,932 common shares.